Consolidated Statements of Changes in Equity - CAD ($)	Total	Share Capital [Member]	Warrants [Member]	Share Based Payments [Member]	Brokers Compensation Warrants [Member]	Accumulated Deficit [Member]
Beginning Balance at Aug. 31, 2015	$ 117,288,220	$ 164,695,991	$ 4,020,968	$ 16,244,942	$ 219,238	$ (67,892,919)
Beginning Balance (Shares) at Aug. 31, 2015		152,785,482
Statement [Line Items]
Equity offerings	2,909,686	$ 2,592,656	317,030
Equity offerings (Shares)		26,253,724
Issue for other considerations	1,353		1,353
Exercise of warrants	18,750	$ 18,750
Exercise of warrants (Shares)		125,000
Reserve transferred on exercise of warrants		$ 3,049	(3,049)
Exercise of brokers compensation warrants	45,000	$ 45,000
Exercise of brokers compensation warrants (Shares)		360,000
Reserve transferred on exercise of compensation warrants		$ 19,573			(19,573)
Compensation warrants issued on equity offerings	54,447				54,447
Share based compensation	455,475			455,475
Share issuance costs - cash	(166,754)	(150,174)	(16,580)
Share issuance costs - compensation warrants issued	(49,512)	(43,491)	(6,021)
Net loss for the year	(3,539,645)					(3,539,645)
Ending Balance at Aug. 31, 2016	117,017,020	$ 167,181,354	4,313,701	16,700,417	254,112	(71,432,564)
Ending Balance (Shares) at Aug. 31, 2016		179,524,206
Statement [Line Items]
Equity offerings	2,064,182	$ 2,064,182
Equity offerings (Shares)		13,545,454
Issue for other considerations	92,500	$ 92,500
Issue for other considerations (Shares)		500,000
Conversion of redeemable preferred shares	110,250	$ 110,250
Conversion of redeemable preferred shares (Shares)		890,861
Exercise of warrants	341,250	$ 341,250
Exercise of warrants (Shares)		2,275,000
Reserve transferred on exercise of warrants		$ 55,488	(55,488)
Compensation warrants issued on equity offerings	40,054				40,054
Share based compensation	254,994			254,994
Share issuance costs - cash	(211,765)	(211,765)
Share issuance costs - compensation warrants issued	(40,054)	(40,054)
Net loss for the year	(3,357,321)					(3,357,321)
Ending Balance at Aug. 31, 2017	116,311,110	$ 169,593,205	4,258,213	16,955,411	294,166	(74,789,885)
Ending Balance (Shares) at Aug. 31, 2017		196,735,521
Statement [Line Items]
Equity offerings	1,953,176	$ 1,875,886	77,290
Equity offerings (Shares)		17,652,400
Exercise of options	5,500	$ 5,500
Exercise of options (Shares)		50,000
Reserve transferred on exercise of options		$ 2,137		(2,137)
Conversion of redeemable preferred shares	2,189,250	$ 2,189,250
Conversion of redeemable preferred shares (Shares)		22,280,507
Exercise of warrants	33,000	$ 33,000
Exercise of warrants (Shares)		300,000
Reserve transferred on exercise of compensation warrants		$ 26,671			(26,671)
Compensation warrants issued on equity offerings	18,505				18,505
Share based compensation	176,836			176,836
Share issuance costs - cash	(112,420)	(107,282)	(5,138)
Share issuance costs - compensation warrants issued	(18,505)	(17,570)	(935)
Net loss for the year	(3,240,744)					(3,240,744)
Ending Balance at Aug. 31, 2018	$ 117,315,708	$ 173,600,797	$ 4,329,430	$ 17,130,110	$ 286,000	$ (78,030,629)
Ending Balance (Shares) at Aug. 31, 2018		237,018,428